Document and Entity Information	0 Months Ended
Sep. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 12, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep 12, 2013
Document Effective Date	Sep 12, 2013
Prospectus Date	May 22, 2013
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class R Shares
Risk/Return:
Trading Symbol	GNFRX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class I Shares
Risk/Return:
Trading Symbol	GNFIX

Geneva Advisors International Growth Fund
Geneva Advisors International Growth Fund
Supplement dated September 12, 2013 to the Geneva Advisors International Growth Fund Prospectus dated May 22, 2013 This supplement makes the following correction to the Prospectus dated May 22, 2013.
The disclosure in the summary section entitled "Principal Investment Strategies" beginning on page 2 is corrected to read as follows:
“The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers.  The Fund's investments in securities of foreign issuers may include securities of issuers located in emerging markets.  Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”).”

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Geneva Advisors International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock	Supplement dated September 12, 2013 to the Geneva Advisors International Growth Fund Prospectus dated May 22, 2013 This supplement makes the following correction to the Prospectus dated May 22, 2013.
Risk/Return [Heading]	rr_RiskReturnHeading	Geneva Advisors International Growth Fund
Strategy [Heading]	rr_StrategyHeading	The disclosure in the summary section entitled "Principal Investment Strategies" beginning on page 2 is corrected to read as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
“The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers.  The Fund's investments in securities of foreign issuers may include securities of issuers located in emerging markets.  Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”).”

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 22, 2013